OREO (Tables)	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
Analysis of OREO activity
An analysis of OREO activity for the years ended December 31, 2018 and 2017 is as follows:

	For the Year Ended December 31,
	2018	2017
	(Dollars in thousands)
Balance at beginning of period	$7,248	$10,528
Real estate acquired in settlement of loans	1,622	279
Sales of OREO, net	(2,847)	(1,977)
Valuation adjustments	(899)	(1,582)
Balance at end of period	$5,124	$7,248